Form N-1A Supplement	May 01, 2026
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Principal Variable Contracts Funds, Inc.
Supplement dated June 15, 2026
to the Prospectus and Statement of Additional Information
both dated May 1, 2026
(Not all Accounts are offered in all variable annuity and variable life contracts.)
This supplement updates information contained in the Prospectus and Statement of Additional Information. Please retain this supplement for future reference.
The changes described below are being made to the Prospectus.

SUMMARY FOR LARGECAP GROWTH ACCOUNT I
Effective June 26, 2026, under Principal Investment Strategies, delete the second paragraph and replace with the following:
The Fund is primarily actively managed by the sub-advisors. In addition, Principal Global Investors, LLC may invest up to 30% of the Fund’s assets using an index sampling strategy designed to match the performance of the Russell Top 200® Growth Index.
On or about June 30, 2026, delete T. Rowe Price Associates, Inc. from the Sub-Advisors section and add the following in alphabetical order:
Fred Alger Management, LLC